Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: 5.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.10%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: 522.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: 599.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: 443.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)